Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Company Operations [Line Items]
Organization and Basis of Presentation

Note 1: Organization and Basis of Presentation

Description of Business and Business Combination

P3 Health Partners Inc. (the “Company” or “P3”) is a patient-centered and physician-led population health management company and the successor to P3 Health Group Holdings, LLC

P3 Health Group Holdings, LLC and Subsidiaries was founded on April 12, 2017 and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage programs. Medicare Advantage programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare Fee for Service (“FFS”) coverage.

On December 3, 2021, (the “Closing Date”), the Company consummated the transactions pursuant to which, among other things, P3 Health Group Holdings, LLC merged with and into FAC Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Foresight Acquisition Corp. (“Foresight” or “Merger Sub”) (the “P3 Merger”), with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC (“P3 LLC”), and FAC-A Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of Foresight, FAC-B Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of Foresight (together with FAC-A Merger Sub Corp., the “Merger Corps”) merged with and into CPF P3 Blocker-A, LLC, a Delaware limited liability company, CPF P3 Blocker-B, LLC a Delaware limited liability company (together with CPF P3 Blocker-A, LLC, the “Blockers”), with the Blockers as the surviving entities and wholly-owned subsidiaries of Foresight (collectively, the “Business Combinations”). Upon completion of the Business Combinations (the “Closing”), the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC. Following Closing, substantially all of the Company’s assets and operations are held and conducted by P3 LLC and its subsidiaries, and the Company’s only assets are equity interest in P3 LLC. In connection with the closing of the transactions, the Company changed its name from Foresight Acquisition Corp. to P3 Health Partners Inc.

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists (except for emergency situations).

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. The Company is also responsible for the credentialing of Company providers, processing and payment of claims and the establishment of a provider network for certain health plans. At June 30, 2022 and December 31, 2021, the Company had agreements with twenty and seventeen health plans, respectively.

The Company has Management Services Agreements (“MSAs”) and deficit funding agreements with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC, P3 Health Partners Professional Services P.C., P3 Medical Group, P.C. and P3 Health Partners California, P.C. (collectively, the “Network”). As more fully described in Note 25 “Variable Interest Entities”, the entities in the Network are variable interest entities and the Company is the primary beneficiary of the Network. The MSAs provide that the Company or its subsidiaries will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit funding agreements, the Company or its subsidiaries are obligated to lend amounts to the Network to the extent expenses exceed revenues. The loan will bear interest at prime plus 2%.

In addition to the Company’s contracts with health plans, through its relationship with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated - per member, per month (“PMPM”) arrangements.

Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of the U.S. Securities and Exchange Commission (“SEC”) Regulation S-X. The condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2021 (“2021 Form 10-K”). Certain information and footnote disclosures, normally included in financial statements prepared in accordance with U.S. GAAP, have been condensed or omitted pursuant to SEC rules and regulations dealing with interim financial statements. In the opinion of management, the condensed consolidated financial statements reflect all adjustments of a normal recurring nature necessary for a fair presentation of periods presented. Operating results for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2022. For further information, refer to the consolidated financial statements and notes thereto included in our 2021 Form 10-K. There have been no significant changes to our accounting policies and estimates during the six months ended June 30, 2022 from those previously disclosed in the 2021 Form 10-K.

As a result of the Business Combinations, for accounting purposes, Foresight is the acquirer and P3 Health Group Holdings, LLC is the accounting acquiree and predecessor. The financial statement presentation includes the financial statements of P3 Health Group Holdings, LLC as “Predecessor” for the periods prior to the Closing Date (the “Predecessor Period(s)”) and of the Company as “Successor” for the periods after the Closing Date (the “Successor Period(s)”), including the consolidation of P3 Health Group Holdings, LLC.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Business Combinations, the accompanying unaudited condensed consolidated financial statements include a black line division that indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

The Company qualifies as an Emerging Growth Company (“EGC”) and as such, has elected the extended transition period for complying with certain new or revised accounting pronouncements. During the extended transition period, the Company is not subject to certain new or revised accounting standards applicable to public companies. The accounting pronouncements pending adoption as described in Note 6 “Recent Accounting Pronouncements Not Yet Adopted” reflect effective dates for the Company as an EGC with the extended transition period.

Restatement of Prior Year Amounts

As discussed in the Company's 2021 consolidated financial statements included in the 2021 Form 10-K, the Company restated the previously issued unaudited condensed consolidated financial statements for each interim period within the fiscal years ended December 31, 2021 and December 31, 2020.

Note 1: Company Operations

P3 Health Partners Inc. (the “Company” or “P3”) is a patient-centered and physician-led population health management company and, for accounting purposes, is the successor to P3 Health Group Holdings, LLC (“P3 Health Group Holdings”).

P3 Health Group Holdings and Subsidiaries was founded on April 12, 2017 and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage programs. Medicare Advantage programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare Fee for Service (“FFS”) coverage.

On December 3, 2021, (the “Closing Date”), Foresight Acquisition Corp (“Foresight”) and P3 Health Group Holdings consummated a series of business combinations pursuant to which, among other things, P3 Health Group Holdings merged with and into FAC Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Foresight Acquisition Corp. (“Merger Sub”) (the “P3 Merger”), with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC (“P3 LLC”), and FAC-A Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of Foresight, FAC-B Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of Foresight (together with FAC-A Merger Sub Corp., the “Merger Corps”) merged with and into CPF P3 Blocker-A, LLC, a Delaware limited liability company, CPF P3 Blocker-B, LLC a Delaware limited liability company (together with CPF P3 Blocker-A, LLC, the “Blockers”), with the Blockers as the surviving entities and wholly-owned subsidiaries of Foresight (collectively, the “Business Combinations”). Upon completion of the Business Combinations (the “Closing”), the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC. Following Closing, substantially all of the Company’s assets and operations are held and conducted by P3 LLC and its subsidiaries, and the Company’s only assets are equity interest in P3 LLC. In connection with the closing of the transactions, the Company changed its name from Foresight Acquisition Corp. to P3 Health Partners Inc.

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually-covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists (except for emergency situations).

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. Effective January 1, 2019, the Company is also responsible for the credentialing of Company providers, processing and payment of claims and the establishment of a provider network for certain health plans. At December 31, 2021, 2020 and 2019, the Company had agreements with seventeen, twelve and seven health plans, respectively.

The Company has Management Services Agreements (“MSAs”) and deficit funding agreements with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC, P3 Health Partners Professional Services P.C., P3 Medical Group, P.C. and P3 Health Partners California, P.C. (collectively, the “Network”). As more fully described in Note 28 “Variable Interest Entities,” the entities in the Network are variable interest entities and the Company is the primary beneficiary of the Network. The MSAs provide that the Company or its subsidiaries will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit funding agreements, the Company or its subsidiaries are obligated to lend amounts to the Network to the extent expenses exceed revenues. The loan will bear interest at prime plus 2%.

In addition to the Company’s contracts with health plans, through its relationship with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated – per member, per month (“PMPM”) arrangements.